VANECK INDONESIA INDEX ETF
SCHEDULE OF INVESTMENTS
September 30, 2024 (unaudited)
1
Number
of Shares Value
COMMON STOCKS: 100.2%
Banks : 27.7%
Bank Central Asia Tbk PT 6,239,800 $ 4,255,346
Bank Jago Tbk PT * 1,631,700 329,199
Bank Mandiri Persero Tbk PT 7,717,804 3,550,153
Bank Negara Indonesia
Persero Tbk PT 6,343,464 2,239,996
Bank Rakyat Indonesia Persero
Tbk PT 12,570,033 4,111,183
14,485,877
Capital Goods : 5.9%
Astra International Tbk PT 7,281,500 2,425,204
Jardine Cycle & Carriage Ltd. † 30,788 662,160
3,087,364
Consumer Discretionary Distribution &
Retail : 4.3%
GoTo Gojek Tokopedia Tbk
PT * 426,588,400 1,858,660
Mitra Adiperkasa Tbk PT 3,547,300 413,280
2,271,940
Consumer Staples Distribution & Retail : 3.4%
Sumber Alfaria Trijaya Tbk PT 8,511,000 1,776,404
Underline
Energy : 10.7%
Adaro Energy Indonesia Tbk PT 6,706,500 1,688,121
AKR Corporindo Tbk PT 3,326,600 340,727
Banpu PCL (NVDR) 4,019,529 875,911
Bukit Asam Tbk PT 1,708,100 347,263
Bumi Resources Tbk PT * 56,675,200 456,696
Indo Tambangraya Megah Tbk
PT 172,700 301,997
Petrindo Jaya Kreasi Tbk PT * 735,200 364,201
United Tractors Tbk PT 667,069 1,198,087
5,573,003
Financial Services : 0.5%
BFI Finance Indonesia Tbk PT 3,620,900 248,728
Underline
Food, Beverage & Tobacco : 7.4%
Charoen Pokphand Indonesia
Tbk PT 2,717,100 843,485
First Pacific Co. Ltd. 893,250 492,351
Golden Agri-Resources Ltd. 1,990,700 434,786
Gudang Garam Tbk PT * 201,600 211,594
Indofood CBP Sukses Makmur
Tbk PT 966,300 786,635
Indofood Sukses Makmur Tbk
PT 1,914,400 891,448
Japfa Comfeed Indonesia Tbk
PT * 2,301,400 218,988
3,879,287
Health Care Equipment & Services : 0.9%
Mitra Keluarga Karyasehat
Tbk PT 2,360,797 494,302
Underline
Household & Personal Products : 0.7%
Unilever Indonesia Tbk PT 2,495,400 363,262
Underline
Materials : 21.1%
Amman Mineral Internasional
PT * 4,331,500 2,656,970
Aneka Tambang Tbk 3,667,800 358,127
Number
of Shares Value
Materials (continued)
Avia Avian Tbk PT 6,754,300 $ 222,169
Barito Pacific Tbk PT 11,924,948 825,025
Bumi Resources Minerals Tbk
PT * 32,152,100 488,400
Chandra Asri Pacific Tbk PT 4,542,436 2,542,744
Indah Kiat Pulp & Paper Tbk PT 1,025,800 585,346
Indocement Tunggal Prakarsa
Tbk PT 674,200 303,440
Merdeka Battery Materials Tbk
PT * 13,657,900 526,722
Merdeka Copper Gold Tbk PT * 6,083,295 1,084,307
Nickel Industries Ltd. † 803,672 510,599
Pabrik Kertas Tjiwi Kimia Tbk
PT 543,000 270,783
Semen Indonesia Persero Tbk
PT 1,442,762 361,167
Vale Indonesia Tbk PT * 1,195,200 321,434
11,057,233
Media & Entertainment : 0.4%
Elang Mahkota Teknologi Tbk
PT 6,952,600 190,117
Underline
Pharmaceuticals, Biotechnology & Life
Sciences : 1.9%
Kalbe Farma Tbk PT 8,585,700 978,225
Underline
Real Estate Management & Development :
1.5%
Bumi Serpong Damai Tbk PT * 3,139,100 247,292
Ciputra Development Tbk PT 3,798,995 332,984
Pakuwon Jati Tbk PT 6,510,600 221,464
801,740
Telecommunication Services : 8.3%
Indosat Tbk PT 562,700 406,973
Sarana Menara Nusantara
Tbk PT 9,121,500 515,118
Telkom Indonesia Persero Tbk
PT (ADR) 157,848 3,122,233
XL Axiata Tbk PT 1,848,775 279,265
4,323,589
Transportation : 1.0%
Jasa Marga Persero Tbk PT 949,450 309,167
Transcoal Pacific Tbk PT 436,000 200,865
510,032
Utilities : 4.5%
Barito Renewables Energy Tbk
PT 4,441,600 1,936,233
Perusahaan Gas Negara Tbk PT 4,545,900 430,473
2,366,706
Total Common Stocks
(Cost: $56,941,387) 52,407,809
SHORT-TERM INVESTMENT HELD AS
COLLATERAL FOR SECURITIES ON LOAN: 1.1%
Money Market Fund: 1.1%

VANECK INDONESIA INDEX ETF
SCHEDULE OF INVESTMENTS
(unaudited) (continued)
2
FootnoteRuleAboveBlank
Footnotes:
Number
of Shares Value
(Cost: $562,779)
State Street Navigator
Securities Lending
Government Money Market
Portfolio 562,779 $ 562,779
Number
of Shares Value
Total Investments: 101.3%
(Cost: $57,504,166) $ 52,970,588
Liabilities in excess of other assets: (1.3)% (698,903)
NET ASSETS: 100.0% $ 52,271,685
Definitions:
ADR American Depositary Receipt
NVDR Non-Voting Depositary Receipt
* Non-income producing
† Security fully or partially on loan. Total market value of securities on loan is $534,421.